Leases	12 Months Ended
Dec. 31, 2012
Leases
J.	LEASES

The Company leases certain facilities and computer equipment under operating leases. Leases expire at various dates through the year 2019. At January 1, 2013, annual minimum rent payments under non-cancelable operating leases having initial or remaining terms in excess of one year are $20.8, $15.8, $11.6, $8.1, $5.6 and $3.2 thereafter. For the years ended December 31, 2012, 2011 and 2010, total rental expenses under all leases amounted to $29.1, $29.0 and $29.7, respectively.